EQUITY METHOD INVESTMENTS - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 01, 2021	Oct. 20, 2020	Oct. 31, 2020	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 29, 2020	Jan. 31, 2020	Jan. 01, 2020
Schedule of Equity Method Investments [Line Items]
Gain from disposal of associated companies						$ 0	$ 2,570	$ 0
Cash dividends received from equity method investees						$ 0	$ 500	$ 200
London Interbank Offered Rate (LIBOR) | SwissMarine
Schedule of Equity Method Investments [Line Items]
Variable interest rate								2.00%
London Interbank Offered Rate (LIBOR) | TFG Marine
Schedule of Equity Method Investments [Line Items]
Variable interest rate							7.00%
SwissMarine
Schedule of Equity Method Investments [Line Items]
Ownership percentage						17.50%	17.50%		17.50%	17.80%
Subordinated shareholder loan							$ 10,700
Debt term							5 years
Repayments of loans receivable from related party				$ 5,700
Proceeds from repayments of shareholder loan, principal				5,350
Proceeds from repayments of shareholder loan, interest				$ 300
TFG Marine
Schedule of Equity Method Investments [Line Items]
Ownership percentage						10.00%	10.00%				10.00%
Subordinated shareholder loan										$ 1,000
Debt term						5 years
Balance outstanding of shareholders loan						$ 900
TFG Marine | London Interbank Offered Rate (LIBOR) | TFG Marine | Shareholder Loan
Schedule of Equity Method Investments [Line Items]
Related party transaction, rate						7.00%
Seateam
Schedule of Equity Method Investments [Line Items]
Ownership percentage						0.00%	0.00%
Equity method ownership percentage sold			22.19%
Proceeds from sale of equity method investments	$ 900	$ 1,700	$ 3,600
Gain from disposal of associated companies						$ 2,600
Seateam | Forecast
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of equity method investments					$ 900